UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23473

Esoterica Thematic Trust

On behalf of the following series:

Esoterica NextG Economy ETF (Ticker: WUGI)

(Exact name of registrant as specified in charter)

675 W. 59th St., Suite 903, New York New York 10069

(Address of principal executive offices) (Zip Code)

The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 543-3942

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

ESOTERICA

October 31, 2022

WUGI Esoterica NextG Economy ETF

ANNUAL REPORT

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF LETTER TO SHAREHOLDERS (unaudited)

The Rolling Correction of Semiconductors?

It is well understood that the consumer electronics market, including PCs and smartphones, has been weak over the past few quarters as the strong demand during the peak COVID-19 (“COVID”) period proved unsustainable. As macro uncertainty picks up and demand weakens, hardware Original Equipment Manufacturers (OEMs) are becoming increasingly cautious about the future and not replenishing inventories, creating a typical inventory down cycle in these markets. Semiconductor companies in the PC and smartphone supply chain expect their Q4 revenue to be 20% below prior expectations across the board. Advanced Micro Devices, Inc. (AMD) saw its PC-related revenue cut by half as it tried to correct the inventory situation as quickly as possible by meaningfully under-shipping the end demand.

Inventory correction is common after periods of strong demand, but it is much more severe this time due to the supply-demand imbalance over the past two years. It usually takes a few quarters to work through the inventory in the channel and when the end demand stabilizes, customers rebuild inventory, and the cycle starts again. These inventory corrections create much volatility in the markets and are short-term in nature. Inventory corrections also often mark the bottom for the stocks as the bar gets reset lower.

However, the worry is that with a looming recession, it is just a matter of time before things break down in other markets that are further away from consumers (datacenter, automotive), creating this “Rolling Correction of Semiconductor” narrative. It seems that demand in those markets is holding up much better, at least for now, according to the companies that reported recently. Still, we do not doubt that sentiment could turn negative swiftly with just a few negative comments. We don’t think there is a definitive answer, and we can’t prove this theory one way or another, but we believe these are fundamentally better markets with stronger growth, longer product cycles, higher margins, and stickier customers. If such inventory correction happens, it’s likely to create a good opportunity for long-term gain.

Understanding the Market Through Valuation Framework

By and large, equity valuation is anchored to interest rates. For example, the 10-year real yield is the return of risk-free assets after adjusting for inflation. When the real yield falls, equity valuation goes up, and vice-versa. There are other driving factors, such as the curvature of the yield curve and the implied volatility of rates. They could determine the tightness of financial conditions, which subsequently affects the valuation of risky assets.

Through this lens, we could make sense of the fluctuation of equity valuation in the past month. Coming into October, stronger-than-expected inflation data and labor market print, plus the continued hawkish tone from the U.S. Federal Reserve Board (“Fed”) and chaos out of the UK markets, have put much pressure on rates and the implied volatility of rates. These forces together brought down the valuation. However, the valuation held up relatively better, given that these driving factors were much worse than previous lows in June. The curvature of the yield curve, indicating an easier monetary policy stance, gave much-needed support to equities.

When the narrative of a slower pace of hiking rates due to concerns over financial stability and recessions gained more momentum, the curvature and the implied volatility started to lift the valuation, despite the rates remaining suspicious. This dynamic remained largely the same even after a dovish Federal Open Market Committee (FOMC) statement but a hawkish press in early November. Rates implied a tighter monetary policy stance than that indicated by the curvature and the implied volatility. As a result, the equity valuation got stuck in between.

Looking forward, in the absence of another significant inflation shock, we might stay in this “gridlock” before the Fed finally pivots. It’s a data-dependent process, as these driving factors will likely fluctuate within the range depending on the incoming inflation print. In other words, the equity’s valuation might have found the bottom, but the Fed’s “Higher for Longer” also caps the upside until data proves otherwise.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF LETTER TO SHAREHOLDERS (unaudited) (continued)

“Higher for Longer” Is Earning’s Problem

We voiced our concerns that the Fed’s higher-than-usual tolerance for deteriorating fundamentals could impose more downside risk on equities. The negative earnings per share (EPS) revisions could hit investors before the Fed pivots. Unfortunately, this has happened during this earnings season. The companies, ranging from large-cap high-quality FAANG* stocks to smaller and already beaten-down software as a service (SaaS) companies, all gave gloomy guidance without much exception, citing the challenging macro environment in the coming quarters. As a result, the stocks got hit by disappointing earnings without much support from valuations.

Worse, this situation could last as long as the Fed is convinced that “Higher for Longer” is the right policy stance. Although we tend to believe that the Fed underestimates how tight its monetary policy has been, the damage could be done before the Fed realizes it. The companies’ durable and resilient earnings in the coming quarters offer the best risk management in this environment. That’s where we should spend the most time on.

*      FAANG is an acronym that refers to the stocks of five American technology companies: Meta (formerly known as Facebook), Amazon, Apple, Netflix and Alphabet (formerly known as google).

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF PERFORMANCE SUMMARY (unaudited)

GROWTH OF $10,000 INVESTMENT AT NET ASSET VALUE (“NAV”) AND MARKET PRICE

Esoterica NextG Economy ETF (NAV) $12,844
Esoterica NextG Economy ETF (Market) $12,825
MSCI All Country World Index SM $15,343
S&P 500 Index® $13,738
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
3/30/2020
4/30/2020
10/31/2020
4/30/2021
10/31/2021
4/30/2022
10/31/2022

Average Annual Return as of October 31, 2022	One Year	Since Inception (03/30/2020)*
Esoterica NextG Economy ETF (NAV)	(48.08)%	10.15%
Esoterica NextG Economy ETF (Market Price)	(48.05)%	10.08%
MSCI All Country World IndexSM1	(10.61)%	17.98%
S&P 500 Index®[2]	(23.56)%	13.05%

This chart represents historical performance of a hypothetical $10,000 investment made in the Esoterica NextG Economy ETF (the “Fund”) on March 30, 2020. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

*      The inception date is the date the Fund started accruing expenses and commenced operations. Shares of WUGI were listed on the Cboe BZX Exchange, Inc. on March 30, 2020.

1      The MSCI All Country World Index (“ACWI”) is a market-cap-weighted global equity index that tracks emerging and developed markets. It currently monitors nearly 3,000 large- and mid-cap stocks in 48 countries.

2      The Standard & Poor’s (“S&P”) 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

The performance shown represents past performance. Past performance does not guarantee future results. Current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The graph above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s most recent month-end performance can be obtained by calling 1-833-297-2587. Returns for less than one year are not annualized.

The annual net operating expense ratio as provided in the Prospectus dated March 1, 2022 was 0.75%. Esoterica Capital LLC (the “Adviser”) has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least February 28, 2023, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) unaffiliated acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short) (vi) taxes; (vii) foreign custody transaction costs and foreign account set up fees and (viii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser)) will not exceed 0.75% of the Fund’s net assets. The Fund’s total returns would have been lower had the Adviser not waived a portion of the Fund’s expenses.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF PERFORMANCE SUMMARY (unaudited) (continued)

NAV returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange (“NYSE”) is open for trading. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. The Fund’s performance assumes the reinvestment of all dividends and capital gains on ex-date for NAV returns and payable date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

This material must be preceded or accompanied by a prospectus.

One cannot invest directly in an index.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF SCHEDULE OF INVESTMENTS October 31, 2022
Security Description	Country	Shares	Fair Value
Common Stocks – 91.3%

Automobiles – 5.2%
Tesla, Inc.(a)	United States	3,759	$855,323

Entertainment – 3.0%
Netflix, Inc.(a)	United States	1,091	318,441
Sea Ltd., ADR(a)	Singapore	3,352	166,527
			484,968
Hotels, Restaurants & Leisure – 2.3%
Airbnb, Inc. Class A(a)	United States	3,553	379,851

Interactive Media & Services – 6.1%
Alphabet, Inc. Class C(a)	United States	9,010	852,886
Tencent Holdings Ltd.	China	5,892	154,321
			1,007,207
Internet & Direct Marketing Retail – 9.6%
Amazon.com, Inc.(a)	United States	9,010	922,985
JD.com, Inc. Class A	China	409	7,560
Meituan Class B(a)(b)	China	41,008	651,961
			1,582,506
IT Services – 8.2%
Adyen NV(a)(b)	Netherlands	113	162,232
Block, Inc. Class A(a)	United States	1,337	80,314
Cloudflare, Inc. Class A(a)	United States	4,428	249,385
MongoDB, Inc. Class A(a)	United States	1,834	335,677
Snowflake, Inc. Class A(a)	United States	3,230	517,768
			1,345,376
Semiconductors & Semiconductor Equipment – 32.0%
Advanced Micro Devices, Inc.(a)	United States	25,380	1,524,324
Marvell Technology, Inc.	United States	32,492	1,289,283
NVIDIA Corp.	United States	6,371	859,894
QUALCOMM, Inc.	United States	5,873	691,017
Synaptics, Inc.(a)	United States	2,309	204,577
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	47,000	568,857
Wolfspeed, Inc.(a)	United States	1,753	138,049
			5,276,001

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF SCHEDULE OF INVESTMENTS October 31, 2022 (continued)
Security Description	Country	Shares	Fair Value
Software – 24.9%
Atlassian Corp. Class A(a)	United States	802	$162,589
Datadog, Inc. Class A(a)	United States	11,474	923,772
Elastic NV(a)	United States	5,654	361,573
Microsoft Corp.	United States	6,079	1,411,118
ServiceNow, Inc.(a)	United States	1,151	484,272
Workday, Inc. Class A(a)	United States	2,411	375,682
Zscaler, Inc.(a)	United States	2,438	375,696
			4,094,702

Total Common Stocks (Cost $22,558,445)			15,025,934
	Principal
Short-Term Investments – 9.7%

Time Deposits – 9.7%
JPMorgan Chase, New York, 2.43%, 11/01/2022(c)	$1,592,845	1,592,845
Total Short-Term Investments (Cost $1,592,845)		1,592,845
Total Investments – 101.0% (Cost $24,151,290)#		16,618,779
Liabilities, less cash and other assets – (1.0)%		(151,499)
Net Assets – 100.0%		$16,467,280

ADR – American Depositary Receipt

(a)         Non-income producing security.

(b)         Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. At October 31, 2022, the aggregate value of these securities amounted to $814,193 or 4.9% of net assets.

(c)         Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2022.

#     Cost for federal income tax purposes is $24,151,290. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$81,133
Gross unrealized depreciation	(7,613,644)
Net unrealized depreciation	$(7,532,511)
Summary of Investments by Sector^
Information Technology	65.1%
Consumer Discretionary	17.1
Short-Term Investments	9.7
Communication Services	9.1
Liabilities, less cash and other assets	(1.0)
100.0%

^     As a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF STATEMENT OF ASSETS AND LIABILITIES October 31, 2022
ASSETS
Investments in securities of unaffiliated issuers, at value	$16,618,779
Cash	3,576
Receivable from investment adviser	9,162
Prepaid expenses	2,565
TOTAL ASSETS	16,634,082

LIABILITIES
Payables:
Custody, accounting and administration fees	88,525
Audit fees	17,000
Legal fees	16,076
Trustee fees	14,666
Transfer agent fees	7,500
Principal Financial Officer fees	6,636
Chief Compliance Officer fees	6,614
Shareholder reporting fees	3,121
Other expenses	6,664
TOTAL LIABILITIES	166,802
NET ASSETS	$16,467,280

COMPONENTS OF NET ASSETS
Paid-in capital	27,659,432
Distributable earnings/(losses)	(11,192,152)
NET ASSETS	$16,467,280

NET ASSET VALUE PER SHARE
Net Asset Value	$32.88
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	500,754

COST OF INVESTMENTS
Investments in securities of unaffiliated issuers, at cost	$24,151,290

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF STATEMENT OF OPERATIONS For the Year Ended October 31, 2022
INVESTMENT INCOME:
Dividends from securities of unaffiliated issuers (net of $7,042 foreign withholding tax)	$100,666
Interest income	17,722
Total Investment Income	118,388

EXPENSES:
Investment advisory fees	228,643
Custody, accounting and administration fees	118,349
Legal fees	92,500
Trustee fees	45,575
Principal Financial Officer fees	36,219
Chief Compliance Officer fees	36,219
Audit fees	17,000
Transfer agent fees	10,000
Shareholder reporting fees	7,549
Registration fees	179
Other expenses	21,771
Total Expenses	614,004
Creation/Redemption Transaction fees waived by the Adviser	(3,000)
Investment Advisory fee waiver/reimbursement	(381,752)
Net Expenses	229,252
NET INVESTMENT INCOME (LOSS)	(110,864)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	(2,753,596)
In-kind redemptions	(702,413)
Foreign currency transactions	(2,933)
Net realized gain (loss)	(3,458,942)

Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers	(16,174,608)
Net change in unrealized appreciation (depreciation)	(16,174,608)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(19,633,550)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,744,414)

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF STATEMENTS OF CHANGES IN NET ASSETS
	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
OPERATIONS:
Net investment income (loss)	$(110,864)	$(147,190)
Net realized gain (loss) on investments, foreign currency transactions and in-kind redemptions	(3,458,942)	3,678,612
Net change in unrealized appreciation (depreciation)	(16,174,608)	6,728,938
Net increase (decrease) in net assets resulting from operations	(19,744,414)	10,260,360

CAPITAL TRANSACTIONS:
Proceeds from Shares issued(a)	1,671,569	38,854,282
Cost of Shares redeemed(a)	(11,425,487)	(15,090,555)
Transaction Fees (Note 5)	3,371	20,182
Net increase (decrease) in net assets from capital transactions	(9,750,547)	23,783,909
Total increase (decrease) in net assets	(29,494,961)	34,044,269

NET ASSETS
Beginning of Year	45,962,241	11,917,972
End of Year	$16,467,280	$45,962,241

CHANGES IN SHARES OUTSTANDING
Shares issued	25,000	725,000
Shares redeemed	(250,000)	(275,000)
Net increase (decrease) in Shares outstanding	(225,000)	450,000
Shares outstanding, Beginning of Year	725,754	275,754
Shares outstanding, End of Year	500,754	725,754

(a)     For the year ended October 31, 2022, the Fund had 250,000 Shares redeemed in-kind with total cost in the amount of $11,425,487. For the year ended October 31, 2021, the Fund had 725,000 Shares contributed in-kind with total proceeds in the amount of $38,854,252 and 275,000 Shares redeemed in-kind with total cost in the amount of $15,090,555.

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF FINANCIAL HIGHLIGHTS Selected Data for a Share of Common Stock Outstanding Throughout each Period Indicated:
	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Period Ended October 31, 2020*
NET ASSET VALUE, Beginning of Period	$63.33	$43.22	$25.60

Income (loss) from operations:
Net investment income (loss)(a)	(0.18)	(0.20)	(0.07)
Net realized and unrealized gain (loss)	(30.28)	20.28	17.69
Total income (loss) from operations	(30.46)	20.08	17.62

Capital Shares Transaction:
Transaction fees (Note 5)	0.01	0.03	—	(b)(c)

NET ASSET VALUE, End of Period	$32.88	$63.33	$43.22
MARKET VALUE, End of Period(d)	$32.83	$63.20	$43.21

NET ASSET VALUE, Total Return(e)	(48.08)%	46.53%	68.85%
MARKET PRICE, Total Return(d)(f)	(48.05)%	46.27%	68.80%

Net assets, End of Period ($ thousands)	$16,467	$45,962	$11,918

Ratios of Average Net Assets
Total Expenses	2.01%	1.55%	3.90	%**
Net Expenses	0.75%	0.75%	0.75	%**
Net Investment Loss	(0.36)%	(0.36)%	(0.29	)%**
Portfolio turnover(g)	31%	29%	130%

*      The Fund commenced operations on March 30, 2020.

**    Annualized.

(a)         Per share amounts have been calculated using the average shares method.

(b)         Less than $0.005

(c)         Due to certain Financial Highlights presentation reclassifications, these amounts may differ from what was presented in previous shareholder reports.

(d)         Unaudited.

(e)         NAV total return is calculated assuming an initial investment made at the NAV at the beginning of the period, reinvestment of all distributions at NAV during the period, and redemption at NAV on the last day of the period. NAV total return includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and as such, the NAV for financial reporting purposes and the returns based upon those NAVs may differ from the NAV and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(f)         Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at NAV during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(g)         Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF NOTES TO FINANCIAL STATEMENTS October 31, 2022

NOTE 1 – ORGANIZATION

Esoterica Thematic Trust (the “Trust”) is an open-end management investment company. The Trust currently consists of one investment portfolio, the Esoterica NextG Economy ETF (the “Fund”). The Fund is a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is actively managed. The Trust was organized as a Delaware statutory trust on July 2, 2019. The shares of the Fund are referred to herein as “Shares.” Esoterica Capital LLC (“Esoterica” or the “Adviser”) serves as the investment adviser to the Fund, and Vident Investment Advisory, LLC (“VIA” or the “Trading Sub-Adviser”) serves as the trading sub-adviser to the Fund.

The investment objective of the Fund is capital appreciation.

NAV of Shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE” or “Exchange”) is open. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of Shares outstanding.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of estimates and assumptions to be made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

a.    Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of FASB ASC Topic 946 “Financial Services – Investment Companies.”

b.    Cash

Cash includes non-interest bearing non-restricted cash with a financial institution.

c.    Investment Valuation

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

If market quotations are not readily available, securities or other assets will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board” or “Trustees”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to the Adviser, who shall serve as “valuation designee” for the Trust under Rule 2a-5 of the 1940 Act, subject to Board oversight and certain reporting requirements to the Board.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF NOTES TO FINANCIAL STATEMENTS October 31, 2022 (continued)

The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities or other assets. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund shares.

In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its Shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•        Level 1 — unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access

•        Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of October 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$15,025,934	$—	$—	$15,025,934
Short-Term Investments
Time Deposits	1,592,845	—	—	1,592,845
Total Assets	$16,618,779	$—	$—	$16,618,779

During the period the Fund did not hold any Level 2 or Level 3 securities.

*      Please refer to the Schedule of Investments for further breakout of each security by industry type.

d.    Foreign Currency Translations

The Fund’s accounting records are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments but excluding investments in securities, resulting from changes in currency exchange rates.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF NOTES TO FINANCIAL STATEMENTS October 31, 2022 (continued)

e.    Securities Transactions and Net Investment Income

Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated using the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when a Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expenses. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned and have been provided for in accordance with the Fund’s understanding of the applicable country’s tax codes and regulations.

f.    Dividend distributions

The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

g.    Time Deposits

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Fund’s Schedule of Investments.

h.    Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per Share.

i.    Taxes

It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the year ended October 31, 2022, the Fund did not incur any interest or penalties.

NOTE 3 – INVESTMENT MANAGEMENT AND EXPENSES LIMITATION AGREEMENT

Investment Adviser

Esoterica Capital LLC (the “Adviser”) serves as the Fund’s investment adviser. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended. Subject to the oversight of the Board, the Adviser is responsible for the oversight and supervision of the Trading Sub-Adviser.

The management fee set forth in the Investment Advisory Agreement is an annual rate of 0.75% of the average daily net assets of the Fund to be paid on a monthly basis. In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of securities law registration, printing and mailing prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholder meetings.

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least February 28, 2023, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) unaffiliated acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short) (vi) taxes; (vii) foreign custody transaction costs and foreign account set up fees and (viii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF NOTES TO FINANCIAL STATEMENTS October 31, 2022 (continued)

contractual indemnification of Fund service providers, including the Adviser)) will not exceed 0.75% of the Fund’s average daily net assets; subject to possible recoupment from the Fund in future years within the three years from the date the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.

As of October 31, 2022, the amounts waived or reimbursed by the Adviser, subject to potential recoupment from the Fund in future years and the expiration schedule are as follows:

Esoterica NextG Economy ETF	Fees waived/ reimbursed	Amount recouped	Expires
03/30/2020* – 10/31/2020	$134,001	$—	October 31, 2023
11/1/2020 – 10/31/2021	$324,870	$—	October 31, 2024
11/1/2021 – 10/31/2022	$381,752	$—	October 31, 2025

*      The Fund commenced operations on March 30, 2020.

Trading Sub-Adviser

The Adviser has retained VIA to serve as trading sub-adviser for the Fund. VIA is responsible for the day-to-day management of the Fund. VIA, a registered investment adviser, is a wholly-owned subsidiary of Vident Financial, LLC. VIA was formed in 2014 and provides investment advisory services to exchange traded funds (“ETF”), including the Fund. The Trading Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For its services, the Trading Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund.

Other Fund Service Providers

Brown Brothers Harriman & Co. (“BBH”) is the Fund’s administrator, fund accountant, transfer agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Foreside Fund Services, LLC (the “Distributor”), is the distributor for the shares of the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside Fund Officer Services, LLC provides the Fund with a Chief Compliance Officer, and a Treasurer and Principal Financial Officer.

Thompson Hine LLP serves as legal counsel to the Trust.

NOTE 4 – PORTFOLIO SECURITIES

During the year ended October 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $8,724,824 and $10,742,724, respectively. The aggregate cost of purchases and proceeds from sales of in-kind transactions were $0 and $8,323,502, respectively.

NOTE 5 – PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares at NAV only in large blocks of 25,000 shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on the Cboe BZX Exchange, Inc. (“CBOE”) and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF NOTES TO FINANCIAL STATEMENTS October 31, 2022 (continued)

Beneficial Ownership

As of October 31, 2022, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. The Trust does not have information concerning the beneficial ownership of the shares held in the names of Depository Trust Company (“DTC”) participants.

Creation Transaction Fee

A fixed purchase (i.e., creation) transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for the Fund is $500, regardless of the number of Creation Units created in the transaction. The Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. The amount of the fees waived is included in the Statement of Operations.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2.0% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund securities from the Trust to their account or on their order.

Redemption Transaction Fee

A fixed redemption transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for the Fund is $500 regardless of the number of Creation Units redeemed in the transaction. The Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. The amount of the fees waived is included in the Statement of Operations.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2.0% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund securities from the Trust to their account or on their order.

NOTE 6 – TAXATION OF THE FUND

The Fund intends to qualify each year for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund-level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF NOTES TO FINANCIAL STATEMENTS October 31, 2022 (continued)

The Fund may utilize earnings and profits distributed to shareholders on redemption of shares (in lieu of making some cash distributions) in determining the portion of income and gains that have been distributed. If the Fund utilizes earnings and profits distributed to shareholders on redemption of shares, it will allocate a portion of undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the Internal Revenue Service determines that the Fund’s allocation is improper and that the Fund has under-distributed their income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the distribution requirement, the Fund will not qualify that year as a regulated investment company.

There were no distributions paid by the Fund during the year ended October 31, 2021 nor the year ended October 31, 2022.

As of October 31, 2022, the components of distributable earnings/(losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward	Total Distributable Earnings/(Losses)
Esoterica NextG Economy ETF	$ —	$ —	$ (7,532,511)	$ (3,659,641)	$ (11,192,152)

At October 31, 2022, the effect of permanent book/tax reclassifications primarily related to in-kind transactions and net operating losses resulted in increase/(decrease) to the components of net assets as follows:

Fund	Total Distributable Earnings/(Losses)	Paid-in Capital
Esoterica NextG Economy ETF	$ 947,829	$ (947,829)

There are no differences between book-basis and tax-basis unrealized appreciation (depreciation).

Management has analyzed the Fund’s tax positions taken and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for the most recent fiscal years ended October 31, 2020, 2021 and 2022 are subject to such review. Capital loss carryforwards do not expire and were composed of $215,362 short-term and $3,444,279 long-term.

NOTE 7 – INDEMNIFICATION

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 8 – RISKS OF INVESTING IN THE FUND

The principal risk factors affecting your investments in the Fund, including but not limited to those described below, are discussed in details in the Fund’s prospectus.

General Considerations and Risks

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

In the event that the securities purchased by the Fund are not listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF NOTES TO FINANCIAL STATEMENTS October 31, 2022 (continued)

The Adviser has filed with the National Futures Association (“NFA”) a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act of 1936, as amended (“CEA”), and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Fund’s operations. Therefore, neither the Fund, the Adviser nor the Trading Sub-Adviser are subject to registration or regulation as a commodity pool or CPO under the CEA. If the Fund becomes subject to these requirements, as well as related NFA rules, the Fund may incur additional compliance and other expenses.

Concentration of Investments

The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, as a result of the fact that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. Shares are subject to the risks of an investment in a portfolio of equity securities in an industry or group of industries, such as Internet, computer, semiconductor and software, in which the Fund invests.

Non-Diversification

The Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that the Fund may invest a greater portion of its total assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. This may have an adverse effect on the Fund’s performance or subject the Fund’s Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, the Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Code, with respect to the Fund’s qualification as a RIC under the Code. In particular, as the Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other issuers in the Fund’s portfolio.

Although the Fund is non-diversified for purposes of the 1940 Act, the Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a RIC under the Code. Compliance with the diversification requirements of the Code may severely limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective. To qualify as a RIC under the Code, the Fund must meet certain diversification requirements. In particular, at the close of each quarter of the Fund’s taxable year: (A) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF NOTES TO FINANCIAL STATEMENTS October 31, 2022 (continued)

NOTE 9 – NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.” The ASU clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures related to equity securities subject to contractual sale restrictions. The ASU is effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management is evaluating the implications of this guidance to future financial statements.

NOTE 10 – SUBSEQUENT EVENTS

The Fund evaluated events from October 31, 2022 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Fund’s financial statements, except the following:

On October 13, 2022, the Board approved an Agreement and Plan of Reorganization, whereby the Fund would be reorganized to the AXS Esoterica NextG Economy ETF (the “Acquiring Fund”), a newly created series of Investment Managers Series Trust II (“IMST II”) (the “Reorganization”), subject to approval by the Fund’s shareholders. The special meeting of shareholders of the Fund was December 15, 2022. The Board determined that the Reorganization is in the best interests of the shareholders of the Fund and recommended approval of the Reorganization to the Fund’s shareholders. It is anticipated that the Reorganization will qualify as a tax-free event, which should result in no recognition of a gain or loss for Federal income tax purposes by Fund shareholders.

The proposed Reorganization was approved by a majority of the shareholders of the Fund at a meeting held on December 15, 2022, as follows:

For Approval	Against Approval	Abstain
238,916	2,616	12,201

Therefore, the Fund’s shareholders received shares of the Acquiring Fund equal to the aggregate net asset value of their shares held in the Fund at the closing scheduled for December 16, 2022.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Esoterica NextG Economy ETF and

Board of Trustees of Esoterica Thematic Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Esoterica Thematic Trust comprising Esoterica NextG Economy ETF (the “Fund”) as of October 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the three periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter – Reorganization

As discussed in Note 10 to the financial statements, the Board of Trustees approved an Agreement and Plan of Reorganization (the “Reorganization”) for the Fund on October 13, 2022 and a majority of shareholders approved the Reorganization on December 15, 2022. Our opinion is not modified with respect to this matter.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

December 21, 2022

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF DISCLOSURE OF FUND EXPENSES October 31, 2022 (unaudited)

Example

As a shareholder of the Fund, you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions for the purchases and sales of your Fund Shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2022 until October 31, 2022.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the number under the heading “Hypothetical Expenses paid during the period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If transaction costs were included, your costs would have been higher.

Fund	Beginning Account Value 5/1/2022	Actual Ending Value 10/31/2022	Actual Expenses Paid During the Period	Hypothetical Ending Account Value 10/31/2022	Hypothetical Expenses Paid During the Period(a)	Annualized Expense Ratio
Esoterica NextG Economy ETF	$ 1,000.00	$ 759.90	$ 3.33	$ 1,021.42	$ 3.82	0.75%

(a)         Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days) in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF OTHER INFORMATION (unaudited)

Proxy Voting Information

Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.esotericacap.com, and on the SEC’s website at http://www.sec.gov. Proxies for the Fund’s portfolio securities are voted in accordance with the Adviser’s proxy voting policies and procedures, which are set forth in the Trust’s Statement of Additional Information.

Quarterly Portfolio Holdings Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Fund’s website at www.esotericacap.com and on the SEC’s website at http://www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of the Fund and the Fund’s NAV may be found on the Fund’s website at www.esotericacap.com.

Liquidity Risk Management Program

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended October 31, 2022 the Trust’s Liquidity Risk Management Program Administrator (the “Committee”) presented an annual report to the Board that reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF TRUSTEES AND OFFICERS OF THE TRUST (unaudited)

The Board of the Trust consists of four trustees (collectively, the “Board” or the “Trustees”) all of whom are not “interested persons” (as defined) in the 1940 Act), of the Trust (“Independent Trustees”). The Board is responsible for overseeing the management and operations of the Trust, including the general oversight of the duties and responsibilities performed by the Adviser and other service providers to the Trust. VIA is responsible for the day-to-day management of the Fund, and the Adviser is responsible for the oversight and supervision of VIA. Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the 1940 Act. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

The Trustees and officers of the Trust, their addresses, positions with the Trust, birth years, term of office and length of time served, principal occupations during the past five years, and, for the Trustees, the number of portfolios in the Fund Complex overseen by each Trustee and other directorships, if any, held by the Trustees, are set forth below.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 833-297-2587.

INDEPENDENT TRUSTEES

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held by Trustee During Past Five Years
John Hyland, 1959	Trustee and Chairman of the Board	Indefinite/Since March 2021	Director, Matthews International Capital Management LLC (an investment advisory firm) (2018 – present); Global Head of Listed Securities, Bitwise Asset Management, Inc. (an investment advisory firm) (2018 – 2019); CEO/Chairman, PointBreak ETF Trust (an investment management company) (2015 – 2017).	1	PointBreak ETF Trust (Dec. 2015 – Dec. 2017)
Ed McRedmond, 1960	Trustee	Indefinite/Since October 2019	Founder, etfEd Advisory (an ETF consulting company) (2016 – Present); Senior VP, Invesco Powershares Capital Management (an investment advisory firm) (2005 – 2016).	1	None
Laura DeMarco, 1961	Trustee	Indefinite/Since March 2022	Partner, Client Service & Marketing, Nicholas Investments Partners, (an investment management company) (2007 – 2020).	1	None
Michael Kim 1971	Trustee	Indefinite/Since March 2022	Founder, Heine & Kim Fiduciary Partners (fiduciary services) (2019 – present); Adviser, Applied Academics (investment research) (2019 – present); Executive Director and General Counsel, UBS Hedge Fund Solutions LLC (investment management) (2014 – 2018).	1	None

1      The address for each Trustee is c/o Esoterica Thematic Trust, 675 W. 59th St., Suite 903, New York, New York 10069.

2      Each Trustee serves until resignation, death, retirement, or removal.

ESOTERICA THEMATIC TRUST Esoterica NextG Economy ETF TRUSTEES AND OFFICERS OF THE TRUST (unaudited) (continued)

OFFICER INFORMATION

The Officers of the Trust, their addresses, positions with the Trust, ages and principal occupations during the past five years are set forth below.

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years
Qindong (Bruce) Liu 1979	President, Chief Executive Officer & Principal Executive Officer	Chief Executive Officer Since March 2021; President since September 2021.

Chief Executive Officer & Chief Investment Officer, Esoterica Capital LLC (2019 – present); Chairman & Chief Compliance Officer, Esoterica Capital LLC (2021 – present); Portfolio Manager, Phase Capital LP (an asset management company) (2017 – 2019); Equity Strategist, WisdomTree Investments (an asset management company) (2015 – 2017); Research Analyst, Sanford C. Bernstein & Co., LLC (broker-dealer) (2013 – 2015).

Monique Labbe, 1973	Treasurer, Principal Financial Officer and Principal Accounting Officer	Since October 2019	Fund Principal Financial Officer, Foreside Fund Officer Services, LLC (a fund and advisory services company) (2014 – Present).
Nancy J. Tyminski, 1962	Chief Compliance Officer/AML Officer	Since October 2019

CCO, Foreside Fund Officer Services, LLC (a fund and advisory services company) (2019 to present), Senior Due Diligence Officer, Foreside Financial Group, LLC (a fund and advisory services company) (2015 – 2019), Deputy Chief Compliance Officer, PNC Funds, PNC Bank, N.A. (a bank) (2011 – 2015).

Diana Wang, 1988	Secretary	Since October 2019

COO, Esoterica Capital LLC (2019 – present); Vice President, U.S. Operations, Facing East Entertainment (HK) Ltd., (a production and financing company) (2016 – 2018); Vice President, Acquisitions, Triple Star Realty (a real estate services company) (2014 – 2016).

1      The address for each officer is c/o Esoterica Thematic Trust, 675 W. 59th St., Suite 903, New York, New York 10069.

2      Officers are elected yearly by the Trustees.

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Item 2. Code of Ethics.

As of the period ended October 31, 2022 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Period, there have been no changes to, amendments to or waivers from, any provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that John Hyland possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Hyland as the Registrant’s audit committee financial expert. Mr. Hyland is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The following fees paid to Cohen & Company, Ltd., the Registrant’s principal accounting firm, are for services rendered for the fiscal year ended October 31, 2022, the Funds first year of operations.

(a)

Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $14,000 for 2022 and $12,600 for 2021.

(b)

Audit Related Fees

The aggregate fees billed for each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2022 and $0 for 2021.

(c)

Tax Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $3,000 for 2022 and $3,000 for 2021. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)

All Other Fees

The aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2022 and $0 for 2021.

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0%; Tax Fees were 0%; and Other Fees were 0%.

(f)	Not applicable.
(g)

The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $0.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Code of Ethics applicable to Principal Executive and Principal Financial Officers of Registrant pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(1) to this Form N-CSR.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(b)	Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Esoterica Thematic Trust

By: (Signature and Title)

/s/ Qindong Liu
Qindong (Bruce) Liu
Principal Executive Officer
Esoterica Thematic Trust

Date: December 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Qindong Liu
Qindong (Bruce) Liu
Principal Executive Officer
Esoterica Thematic Trust

Date: December 20, 2022

By: (Signature and Title)

/s/ Monique Labbe
Monique Labbe
Title: Treasurer (Principal Financial Officer)
Date: December 21, 2022